Note 14. Industry Segments: Schedule of Segment Reporting Information, by Segment (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Total Revenues	$ 3,843,517	$ 722,912
Net Loss from Operations	(3,138,316)	(1,106,878)
Depreciation and amortization	1,637,141	457,803
Goodwill	17,214,883	4,378,664
Total Assets	65,652,230	23,785,496
GIG
Total Revenues	679,983	0
Segment gross profit	554,773	0
Net Loss from Operations	(558,686)	(68,417)
Capital Expenditures	8,872,200	0
Depreciation and amortization	120,537	132
Goodwill	7,876,327	0
Total Assets	18,926,924	91,077
LMH
Total Revenues	3,163,534	713,212
Segment gross profit	2,022,871	483,705
Net Loss from Operations	(1,148,120)	(380,137)
Capital Expenditures	9,846,200	10,049,470
Depreciation and amortization	1,516,604	457,671
Goodwill	9,338,556	4,378,664
Total Assets	21,934,616	10,066,711
Unallocated
Total Revenues	0	9,700
Segment gross profit	0	9,700
Net Loss from Operations	(1,466,569)	(598,869)
Capital Expenditures	0	0
Depreciation and amortization	0	0
Goodwill	0	0
Total Assets	24,790,690	13,627,708
Segments Total
Total Revenues	3,843,517	722,912
Segment gross profit	2,577,644	493,405
Net Loss from Operations	(3,173,375)	(1,047,423)
Capital Expenditures	18,718,400	10,049,470
Depreciation and amortization	1,637,141	457,803
Goodwill	17,214,883	4,378,664
Total Assets	$ 65,652,230	$ 23,785,496